RETIREMENT PLAN	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
RETIREMENT PLAN	RETIREMENT PLANThe Company has a savings plan pursuant to Section 401(k) of the Code under which all employees meeting eligibility requirements are able to participate. The plan was established for the purpose of providing eligible employees and their beneficiaries funds for retirement. Subject to certain limits set forth in the Code, employees are permitted to make contributions to the plan on a pre-tax salary reduction basis. The Company may elect to make discretionary matching and profit-sharing contributions each year as determined annually. The Company made no employer contributions to the savings plan for the years ended December 31, 2021 and 2020.